Concentrations of Credit Risk and Major Customers (Details) - Schedule of customers accounting	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Customers A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	70.00%
Customers B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	30.00%
Customers C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		100.00%